Investment Strategy	Jun. 17, 2025
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The fourth paragraph of the sections of the Summary Prospectus titled “Principal Investment Strategies” and the Prospectus titled “Fund Summary—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

The Index is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment (the “Calvert Principles”) (a copy of which is included as an appendix to the Fund’s prospectus) and are selected from the universe of the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies. As described in the Index rules and methodology (available on the Calvert website), and as determined by Calvert Research and Management (“Calvert”), Index components must meet certain criteria relating to leadership in talent management practices, which may be evidenced by a diverse workforce or an equal and inclusive work culture, or demonstrate significant improvements in talent management practices. More specifically, the following factors related to leadership in talent management practices are considered: (i) workforce representation (a gender-balanced workforce among its board members, executives, senior and middle management, and employees; ethnically diverse board members and, where available, executives and management; and representation of board members on age and cultural background); (ii) career advancement (career opportunities, pipeline ratio, internal mobility and promotion); (iii) pay and compensation (employee compensation and benefits, living wage and pay gap); (iv) work life balance (family support and flexible working); and (v) corporate culture and inclusion.

The first sentence of the sixth paragraph of the sections of the Summary Prospectus titled “Principal Investment Strategies” and the Prospectus titled “Fund Summary—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

Stocks are weighted in the Index based on their float-adjusted market capitalization tilted towards companies with better talent management practices, subject to certain prescribed limits.